Income Tax - Additional Information (Details)	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
Income Tax [Line items]
Estimated income tax rate		35.00%
Scenario Forecast
Income Tax [Line items]
Estimated income tax rate	34.00%